Amendments and new standards issued but not yet effective	12 Months Ended
Jun. 30, 2022
Amendments and new standards issued but not yet effective
Amendments and new standards issued but not yet effective

39 Amendments and new standards issued but not yet effective

A number of new standards are effective for the annual periods beginning after January 1, 2022 and early application is permitted; however, the Group has not early adopted the new or amended standards in preparing these consolidated financial statements.

The following amended standards and interpretations are not expected to have a significant impact on the Group’s consolidated financial statements.

Effective for
accounting periods
beginning on or after
—Onerous contracts – Cost of fulfilling a contract (Amendments to IAS 37)	January 1, 2022

—Annual improvements to IFRS standards 2018-2020	January 1, 2022

—Property, plant and equipment: Proceeds before intended use (Amendments to IAS16)	January 1, 2022

—Reference to the conceptual framework (Amendments to IFRS 3)	January 1, 2022

—Classification of liabilities as current or non-current (Amendments to IAS 1)	January 1, 2023

—IFRS 17 Insurance Contracts and amendments to IFRS 17 Insurance Contracts	January 1, 2023

—Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2)	January 1, 2023

—Definition of Accounting Estimates (Amendments to IAS 8)	January 1, 2023

—Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12)	January 1, 2023

—Sale or contribution of assets between an investor and its associate or joint venture (Amendments to IFRS 10 and IAS 28)	Will be determined at a future date